Loans - Allowances for Loan Losses and Ending Balances by Portfolio Segment and Based on Impairment Method (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Financing Receivable, Allowance for Credit Losses [Line Items]
Individually evaluated for impairment	$ 389	$ 184
Collectively evaluated for impairment	4,273	4,197
Total ending allowance balance	4,662	4,381	$ 5,085	$ 4,580
Loans:
Loans individually evaluated for impairment	8,724	9,213
Loans collectively evaluated for impairment	413,689	401,338
Total ending loans balance	422,413	410,551
Commercial [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Individually evaluated for impairment	299
Collectively evaluated for impairment	1,365	1,289
Total ending allowance balance	1,664	1,289	1,219	933
Loans:
Loans individually evaluated for impairment	6,127	5,922
Loans collectively evaluated for impairment	117,016	117,891
Total ending loans balance	123,143	123,813
Commercial Real Estate [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Individually evaluated for impairment	64	109
Collectively evaluated for impairment	1,207	1,415
Total ending allowance balance	1,271	1,524	1,872	1,902
Loans:
Loans individually evaluated for impairment	1,064	1,679
Loans collectively evaluated for impairment	147,711	138,016
Total ending loans balance	148,775	139,695
Residential Real Estate [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Individually evaluated for impairment	26	75
Collectively evaluated for impairment	1,060	964
Total ending allowance balance	1,086	1,039	1,205	1,096
Loans:
Loans individually evaluated for impairment	1,533	1,612
Loans collectively evaluated for impairment	124,242	120,072
Total ending loans balance	125,775	121,684
Construction & Land Development [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Collectively evaluated for impairment	123	142
Total ending allowance balance	123	142	178	253
Loans:
Loans collectively evaluated for impairment	15,452	17,446
Total ending loans balance	15,452	17,446
Consumer [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Collectively evaluated for impairment	86	60
Total ending allowance balance	86	60	91	76
Loans:
Loans collectively evaluated for impairment	9,268	7,913
Total ending loans balance	9,268	7,913
Unallocated [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Collectively evaluated for impairment	432	327
Total ending allowance balance	$ 432	$ 327	$ 520	$ 320